Investments in Securities (Tables)	12 Months Ended
Mar. 31, 2012
Cost, Fair Value, Gross Unrealized Gain (Losses) Of Available-For-Sale Securities

The cost, fair value, gross unrealized holding gains and gross unrealized holding losses of available-for-sale securities included in short-term investments, and other investments and advances at March 31, 2012 and 2011 are as follows:

	Yen (millions)
	2012
	Cost	Fair value	Gross unrealized holding gains	Gross unrealized holding losses
Current:
Other debt securities	473	483	10	—

	473	483	10	—

Noncurrent:
Equity securities	171,412	225,433	54,545	524
Corporate and government bonds	1,689	1,711	22	—
Other debt securities	80	110	30	—

	173,181	227,254	54,597	524

	Yen (millions)
	2011
	Cost	Fair value	Gross unrealized holding gains	Gross unrealized holding losses
Noncurrent:
Equity securities	250,400	313,813	67,755	4,342
Corporate and government bonds	2,142	2,201	59	—
Other debt securities	544	546	8	6

	253,086	316,560	67,822	4,348

Maturities Of Investments In Available-For-Sale Securities

Maturities of investments in available-for-sale securities at March 31, 2012 and 2011 are as follows:

	Yen (millions)
	2012		2011
	Cost	Fair value	Cost	Fair value
Due within one year	473	483	—	—
Due after one year through five years	1,769	1,821	2,686	2,747
Equity securities	171,412	225,433	250,400	313,813

	173,654	227,737	253,086	316,560

Gross Unrealized Holding Losses On Investments In Available-For-Sale Securities And Fair Value Of Related Investments

Gross unrealized holding losses on investments in available-for-sale securities and the fair value of the related investments, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, at March 31, 2012 and 2011 are as follows:

	Yen (millions)
	2012
	Less than 12 months		12 months or more		Total
	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses
Equity securities	5,365	524	—	—	5,365	524

	5,365	524	—	—	5,365	524

	Yen (millions)
	2011
	Less than 12 months		12 months or more		Total
	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses
Equity securities	48,891	4,342	—	—	48,891	4,342
Other debt securities	35	6	—	—	35	6

	48,926	4,348	—	—	48,926	4,348